Available-for-sale Investments	12 Months Ended
Dec. 31, 2015
Available-for-sale Investments [Abstract]
Available-for-sale Investments

8. Available-for-sale Investments

In October 2014, the Company acquired Series B convertible redeemable preferred shares of Particle Inc. (“Particle”), representing 9.34% of the equity interest, on an as-if converted basis with a total cash consideration of US$6.0 million (RMB36.8 million). Particle owns Yidian Zixun, a personalized news and life-style information application in China, which allows users to define and explore desired content over mobile device. Including the ordinary shares of Particle recorded in equity investments (see Note 9), the Company owned approximately 18.42% equity interest of Particle on an as-if converted basis as of December 31, 2014.

In April 2015, the Company acquired Series C convertible redeemable preferred shares with a cash consideration of US$30.0 million (RMB183.5 million), and acquired additional ordinary shares and Class A ordinary shares with a total cash consideration of US$27.6 million (RMB168.5 million). Following the transactions, Particle repurchased all the ordinary shares and Class A ordinary shares held by the Company, including ordinary shares purchased by the Company in 2014 (see Note 9), and issued one Series C convertible redeemable preferred share for each ordinary share or Class A ordinary share. The gain on disposal of ordinary shares and Class A ordinary shares and acquisition of Series C convertible redeemable preferred shares was RMB4.6 million for the year ended December 31, 2015. As of December 31, 2015, the Company hold 46.95% equity interest of Particle on an as-if converted basis.

As the Company does not expect to sell or redeem the Series B and Series C convertible redeemable preferred shares within one year, they are classified as long-term available-for-sale investments and reported at fair value which is estimated by management after considering an independent appraisal performed by a reputable appraisal firm.

Total unrealized gains on available-for-sale investments recorded in accumulated other comprehensive loss or income were RMB40.3 million and RMB56.2 million (US$8.7 million) as of December 31, 2014 and 2015, respectively. The carrying value of available-for-sale investments in Particle were RMB77.1 million and RMB514.0 million (US$79.3 million) as of December 31, 2014 and 2015, respectively.